Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Oct. 25, 2024	Aug. 28, 2024	Jul. 29, 2024	Jun. 06, 2024	May 31, 2024	May 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Aug. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Jan. 30, 2026	Sep. 11, 2024
Related Party Transaction [Line Items]
Warrants redemption covenant, threshold trading days							20 days
Payments To Safe Note Holders For Services							$ 12,000
GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Proceeds from sale of units		$ 200,000,000					$ 148,000	$ 0
Sale of common stock price per share							$ 11		$ 9.08				$ 11.12	$ 9.18
Exercise price of warrants							11.5					$ 11.5
Warrants redemption covenant, threshold trading days												20 days
Working Capital Loan													$ 148,000
Common Warrants [Member] | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Sale of units in private placement													11.5
Class B Ordinary Shares | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Proceeds from sale of units				$ 3,000	$ 100,000						$ 103,000	$ 0
Shares forfeited	2,000,000
Number of shares surrendered		3,833,337	659,417		300,000	300,000
Consideration received on transaction		$ 0	$ 0		$ 0
Class A Ordinary Shares | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants							$ 9.2
Class A Ordinary Shares | Maximum | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Exercise price of warrants												$ 9.2
Convertible Common Stock [Member] | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Shares Issued, Price Per Share													$ 10
Shares, Issued													14,800
Convertible Common Stock [Member] | Common Warrants [Member] | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Shares, Issued													14,800
Warrant [Member] | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Sale of units in private placement													14,800
Period after business combination when warrants become exercisable							30 days					30 days
Period after offering when warrants become exercisable							12 months					12 months
Warrants exercisable expiration period after completion of business combination							5 years					5 years
Period allotted to complete the business combination							21 months					21 months
Net cash settlement value of warrants							$ 0					$ 0
Redemption price per warrant							$ 0.01					$ 0.01
Minimum period of prior written notice of redemption of warrants							30 days					30 days
Minimum price per share required for redemption of warrants							$ 18					$ 18
Warrants redemption covenant, threshold trading days							20 days					20 days
Warrants redemption covenant, threshold consecutive trading days							30 days					30 days
Warrant [Member] | Maximum | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Exercise price of warrants							$ 9.2					$ 9.2
Warrant [Member] | Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Exercise price of warrants		$ 11.5
Founders | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Percentage of share owned by advisor and non-managing investors after offering	40.00%
Founders | Class B Ordinary Shares | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Shares purchased						17,000,000
Proceeds from sale of units						$ 100,000
Sale of common stock price per share					$ 0.00588235	$ 0.00588235
Shares forfeited	2,000,000
Number of shares surrendered									4,792,754
Consideration received on transaction									$ 0
Founders | Class B Ordinary Shares | Maximum | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Shares forfeited	2,000,000
Founders | Private Placement Warrants | Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Sale of units in private placement									3,719,000
Exercise price of warrants							$ 11.5					$ 11.5
Warrant per share value									$ 0.01561
Fractional share issued							0					0
Period after business combination when warrants become exercisable							30 days					30 days
Period after offering when warrants become exercisable							12 months					12 months
Warrants exercisable expiration period after completion of business combination												5 years
Period allotted to complete the business combination							21 months					21 months
Net cash settlement value of warrants												$ 0
Redemption price per warrant												$ 0.01
Minimum period of prior written notice of redemption of warrants							30 days					30 days
Minimum price per share required for redemption of warrants												$ 18
Warrants redemption covenant, threshold trading days							20 days					20 days
Warrants redemption covenant, threshold consecutive trading days							30 days					30 days
Holding period of shares for completion of initial business combination							6 months					6 months
Number of trading period for transfer of shares							20 days					20 days
Number of consecutive trading period for transfer of shares							30 days					30 days
Period after completion of business combination to allow transfer of shares							30 days					30 days
Founders | Private Placement Warrants | Class A Ordinary Shares | Maximum | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares							90 days					90 days
GigManagement, LLC | Office Space, Administrative Services and Secretarial Support | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Payment to affiliate of sponsor							$ 30,000					$ 30,000
Sponsor [Member] | Private Placement Warrants | Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Exercise price of warrants							$ 0.01
Net cash settlement value of warrants							$ 0
Minimum price per share required for redemption of warrants							$ 18
Sponsor [Member] | Private Placement Warrants | Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Related Party Transaction [Line Items]
Warrants exercisable expiration period after completion of business combination							5 years
Chief Executive Officer [Member] | Receivables from Stockholder [Member]
Related Party Transaction [Line Items]
Other Receivables										$ 24,614	$ 24,614	0
Individuals [Member] | Reimbursement Of Costs [Member]
Related Party Transaction [Line Items]
Labor and Related Expense							$ 1,946	$ 26,149		$ 15,000		$ 200,836